Contingencies	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies
21.	CONTINGENCIES

(a)	On October 11, 2004, Best Hero Limited (“Best Hero”) issued a writ in the Court of First Instance of the High Court of Hong Kong (the “High Court”) against a subsidiary of the Company for a claim of US$4,250,400. The claim related to two purchase orders issued by the subsidiary on May 31, 2004 and June 1, 2004, respectively, to Best Hero for the purchase of LCD television panels for a total purchase price of US$4,620,000. However, the LCD television panels which were paid for in the initial shipment were determined to be unacceptable to the subsidiary. Accordingly, further delivery of the remaining orders was refused. Best Hero alleged that the subsidiary had repudiated the contract, and therefore Best Hero instituted legal proceedings to claim for damages. A defence and counter-claim was filed by the subsidiary in the High Court on December 28, 2004. Best Hero filed a Reply and Defence to Counterclaim on January 11, 2005. No further activity occurred in this case through March 31, 2013.

In accordance with FASB ASC 450 “Contingencies”, the Company believes that with such a lengthy interval between the claim being filed and there being no activity between the two parties, the probability that the Company will incur a loss is remote. Accordingly, the provision for this contingent liability of US$0.9 million was reversed during the year ended March 31, 2011.

(b)	As of March 31, 2013, the Company has accrued as a current liability US$4,879,338 for unrecognized tax benefits and US$651,721 of related interest and penalties. The unrecognized tax benefits relate mainly to potential transfer pricing arrangements reflected in the Hong Kong and PRC income tax returns of certain subsidiaries of the Company. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, certain authority proceedings, changes in regulatory tax laws and interpretations of those tax laws, or expiration of statutes of limitation. However, based on the number of jurisdictions, the uncertainties associated with litigation, and the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, which could include formal legal proceedings, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.